Right of Use Assets (Details)	6 Months Ended
Jun. 30, 2022
Bottom of range [member]
Right of Use Assets (Details) [Line Items]
Right of use assets amortized over terms	3 years
Top of range [member]
Right of Use Assets (Details) [Line Items]
Right of use assets amortized over terms	10 years